KRAMER LEVIN NAFTALIS & FRANKEL LLP

S. ELLIOTT COHAN
COUNSEL
PHONE 212-715-9512
FAX 212-715-8116
ECOHAN@KRAMERLEVIN.COM

December 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:          The Victory Portfolios

File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 89 to its registration statement on Form N-1A (the “Amendment”).  This filing is being made to register the offering of Class A, Class C and Class I shares of the Global Equity Fund, new series of the Registrant and is intended to meet the requirements of Form N-1A as it has been recently amended.

Registrant expects that the Amendment would become automatically effective on February 17, 2009, pursuant to Rule 485(a)(2) under the Securities Act.  We would appreciate receiving any comments you may have at your earliest convenience.

If you have any questions concerning this filing, please call me at 212-715-9512.

Very truly yours,

S. Elliott Cohan

cc:	Houghton R. Hallock, Jr.
Michael D. Policarpo
Christopher K. Dyer
Edward J. Veilleux
John A. Danko
John C. Davis
Nathan J. Greene
Jay G. Baris

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